Income Taxes - Components of Income Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current:
Federal	$ 162,883	$ 130,144	$ 225,394
State	45,488	36,457	28,603
Foreign	60,376	76,910	43,849
Deferred:
Federal	(21,617)	13,295	74,197
State	(11,273)	5,427	13,761
Foreign	(23,049)	(17,129)	(18,940)
Income tax expense, total	$ 212,808	$ 245,104	$ 366,864